Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Approval Process

In connection with their respective offer terms, the Committee recommended to the Board, and the Board approved, the value-based equity award for the President and Chief Executive Officer and the Chief Financial Officer. These equity incentive awards were granted effective January 8, 2024 and January 15, 2024, respectively. The Committee also approved the value-based equity awards for all other Section 16 officers and members of the ELT employed as of the grant date. These equity incentive awards were granted effective January 8, 2024. The number of shares/units underlying each award (and the exercise price for stock options) were based on the closing price of the Company’s common stock on such effective date.

In addition to the annual equity incentive grants made in January 2024, the Committee also made grants to new hires upon their start date. See “Executive Leadership Transition” above for more detail.

Generally, the Committee approves the form and grant date fair value amount of annual equity incentive grants at meetings held in December, January or February, with the effective dates of the grants (including the determination of the number of shares subject to awards and the exercise price of stock options, which in each case are based on the closing price of the Company’s common stock on the grant effective date) occurring as of a later date when the Company’s insider trading window for executives is open. In the event that grants become effective at a time when the Company’s insider trading window is closed, the Committee does not seek to affect the value of grants by timing them in relation to the release or non-release of material nonpublic information.

During 2024, the Company did not grant stock options to any of its NEOs in any period beginning four business days prior to and ending one business day after the filing of a periodic report on Form 10-Q, Form 10-K or current report on Form 8-K that disclosed material non-public information.

MNPI Disclosure Timed for Compensation Value	false